ONTRACK CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.5%
	FIXED INCOME - 0.5%
50,000	First Trust Preferred Securities and Income ETF	$ 1,027,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,032,560)	1,027,000

	OPEN END FUNDS — 91.3%
	FIXED INCOME - 91.3%
114,286	AlphaCentric Income Opportunities Fund, Class I	1,377,143
525,727	Angel Oak Financials Income Fund, Institutional Class	4,731,544
3,027,959	Braddock Multi-Strategy Income Fund, Institutional Class	22,285,775
298,107	Catalyst Enhanced Income Strategy Fund, Class I	3,326,879
738,922	Columbia Mortgage Opportunities Fund, Class I3	7,862,130
2,147,728	Deer Park Total Return Credit Fund, Class I	23,109,555
1,418,027	Diamond Hill Short Duration Securitized Bond Fund, Class I	14,421,330
931,966	DoubleLine Emerging Markets Fixed Income Fund, Class I	9,794,967
378,725	DoubleLine Income Fund, Class I	3,510,776
830,484	Holbrook Income Fund, Class I	8,877,876
618,760	James Alpha Structured Credit Value Portfolio, Class I	6,831,115
5,417	Nuveen High Yield Municipal Bond Fund, Class I	99,133
638,085	PGIM Floating Rate Income Fund, Class Z	6,195,810
189,243	PIA High Yield Fund, Investor Class	1,907,570
671,236	RiverPark Strategic Income Fund, Institutional Class	6,262,627
2,645,022	Semper MBS Total Return Fund, Institutional Class	25,524,461
2,270,291	Thompson Bond Fund	25,086,711
682,580	Touchstone High Yield Fund, Institutional Class	5,856,535
		177,061,937

	TOTAL OPEN END FUNDS (Cost $171,879,617)	177,061,937

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,757,277	Fidelity Government Portfolio, Class I, 0.01%(a)	1,757,277

ONTRACK CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.8% (Continued)
	MONEY MARKET FUNDS - 1.8% (Continued)
1,757,278	First American Government Obligations Fund, Class Z, 0.02%(a)	$ 1,757,278
	TOTAL MONEY MARKET FUNDS (Cost $3,514,555)	3,514,555

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,514,555)	3,514,555

	TOTAL INVESTMENTS - 93.6% (Cost $176,426,732)	$ 181,603,492
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%	12,457,573
	NET ASSETS - 100.0%	$ 194,061,065

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity*	Notional Amount at September 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
819,281	AlphaCentric Income Opportunities Fund	$ 9,872,341	3-Mth USD LIBOR plus 185 bp	7/11/2022	CIBC	$ -
1,285,347	AlphaCentric Income Opportunities Fund	15,488,432	3-Mth USD LIBOR plus 185 bp	7/11/2022	CIBC	-
1,852,277	American Beacon SiM High Yield Opportunityes Fund	18,337,542	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
391,389	Angel Oak Multi-Strategy Income Fund	4,066,536	3-Mth USD LIBOR plus 185 bp	6/30/2022	BRC	-
508,241	BlackRock High Yield Bond Portfolio	4,010,024	3-Mth USD LIBOR plus 150 bp	7/31/2024	BRC	-
517,242	Brandywine Global High Yield Fund	5,906,901	3-Mth USD LIBOR plus 150 bp	7/31/2024	BRC
305,188	Diamond Hill Short Duration Total Return Fund	3,103,764	3-Mth USD LIBOR plus 185 bp	6/30/2022	BRC	-
1,026,958	Invesco Income Fund	8,215,661	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
22,604	Invesco Short Duration Inflation Pretected Fund	250,452	3-Mth USD LIBOR plus 185 bp	6/27/2022	CIBC	-
39,325	Nuveen High Yield Municipal Bond Fund	719,641	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
322,235	Nuveen Preferred Securities and Income Fund	5,755,113	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
482,252	PIMCO High Yield Spectrum Fund	4,870,748	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC
438,152	PIMCO Preferred and Capital Securities Fund	4,990,553	3-Mth USD LIBOR plus 185 bp	6/28/2022	CIBC	-
527,937	PIMCO Preferred and Capital Securities Fund	6,013,204	3-Mth USD LIBOR plus 185 bp	7/5/2022	CIBC	-
1,417,341	Principal Spectrum Preferred and Capital Securities Income Fund	14,910,426	3-Mth USD LIBOR plus 185 bp	7/15/2022	CIBC	-
1,909,091	Thompson Bond Fund	21,095,455	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-

					Total:	$ -
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at September 30, 2021.